Income taxes (Uncertain Tax Positions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1, 2013	$ 3,701,000
Additional based on tax positions related to prior years	3,740,000
Reduction based on tax positions related to prior years	(1,937,000)
Lapse of statute of limitations	(897,000)
Balance at December 31, 2013	4,607,000	3,701,000
Deferred tax benefits on uncertain tax position related to U.S. and non-U.S. income tax	0
Net balance at December 31, 2013	4,607,000
Accrued interest and penalties	100,000	200,000
Change in accrued interest and penalties related to uncertain tax positions	$ 0	$ 0